Parent Company Only Condensed Financial Information (Details) - Condensed balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, authorized	2,400,000,000	2,400,000,000
Ordinary shares, issued	79,536,589	16,604,402
Ordinary shares, outstanding	67,044,306	16,604,402
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, issued	3,573,100	2,773,100
Ordinary shares, outstanding	3,573,100	2,773,100